Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Timing of Equity Awards
. The Committee’s practice prohibits timing or selecting grant dates of any stock options or stock-based awards in coordination with the release of material non-public
information, which includes grant dates of equity awards for our executive officers and employees. In each case, the exercise price of any stock options (or base price of any SARs) granted must equal the closing price of our common stock on the grant date. The Committee does not take into account material non-public
information when determining the timing or terms of option or SAR awards, nor does the Company time disclosure of material non-public
information for the purpose of affecting the value of executive compensation with such option or SAR awards. During the year ended December 31, 2025, the Company did not grant stock options or SARs to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Form
8-K
that disclosed any material
non-public
information.

Award Timing Method	The Committee’s practice prohibits timing or selecting grant dates of any stock options or stock-based awards in coordination with the release of material non-public
information, which includes grant dates of equity awards for our executive officers and employees. In each case, the exercise price of any stock options (or base price of any SARs) granted must equal the closing price of our common stock on the grant date.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material
non-public
information when determining the timing or terms of option or SAR awards, nor does the Company time disclosure of material non-public
information for the purpose of affecting the value of executive compensation with such option or SAR awards.
MNPI Disclosure Timed for Compensation Value	false